ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The Condensed Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States. The Condensed Consolidated Financial Statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

New accounting pronouncements
ASU 2016-13 (ASC 326 Financial Instruments - Credit losses)
The Company has adopted this update effective January 1, 2020 using the modified retrospective transition approach. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. In may 2019, the FASB issued ASU No. 2019-05 Codification improvements to Financial instruments-Credit Losses, (Topic 326), which provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. In April 2019, the FASB issued ASU No. 2019-04, Codification improvements to Financial instruments-Credit Losses, (Topic 326), which includes amendments related to the estimate of equity method losses. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The Company assesses allowances for its estimate of expected credit losses based on historical experience, other currently available evidence, and reasonable and supportable forecasts about the future, including the use of credit default ratings from third party providers of credit rating data. The Company assesses credit risk in relation to its non-operating lease receivables using a portfolio approach. The Company's main portfolio segments include (i) state-owned enterprises, (ii) oil majors, (iii) commodities traders and (iv) related parties. In addition, the Company performs individual assessments for customers that do not share risk characteristics with other customers (for example a customer under bankruptcy or a customer with known disputes or collectability issues). The Company makes significant judgements and assumptions to estimate its expected losses. Based on the Company's evaluation, these standard updates have not materially impacted its Condensed Consolidated Financial Statements on adoption or as of June 30, 2020.

ASU 2017-04 (ASC 350 Intangibles - Goodwill)
The Company has adopted this update effective January 1, 2020, which simplifies the test for goodwill impairment. The accounting update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The Company will apply the one step approach in our quantitative impairment assessments henceforth which may result in the recognition of impairment losses sooner as compared to the two-step impairment test. There has been no impact of this accounting standard on the Company’s Condensed Consolidated Financial Statements on adoption or as of June 30, 2020.

ASU 2018-13 (ASC 820 Fair Value Measurement)
The Company has adopted this update effective January 1, 2020, which removes, modifies and adds specific disclosure requirements in relation to fair value measurement with the aim of improving the effectiveness of disclosures to the financial statements. The standard update did not materially impact the Condensed Consolidated Financial Statements on adoption or as of June 30, 2020.

ASU 2018-18 (ASC 808 Collaborative Arrangements)
The Company has adopted this update effective January 1, 2020, which provides clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The standard update did not materially impact the Condensed Consolidated Financial Statements on adoption or as of June 30, 2020.
In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. We are currently evaluating the impact of electing the expedients and exceptions for applying GAAP provided by the update on our Condensed Consolidated Financial Statements.